Components of Net Deferred Tax Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Deferred tax assets (Current assets)	¥ 70,784	¥ 76,858
Deferred tax assets (Non-current investments and other assets)	239,015	303,556
Other current liabilities	(4)
Other long-term liabilities	(9,196)	(1,756)
Net deferred tax assets	¥ 300,599	¥ 378,658